Annual Total Returns - Fidelity® Intermediate Bond Fund [BarChart] - 08.31 Fidelity Intermediate Bond Fund PRO-06 - Fidelity® Intermediate Bond Fund - Fidelity Intermediate Bond Fund-Default	Oct. 30, 2021
Bar Chart Table:
Annual Return 2011	6.15%
Annual Return 2012	4.93%
Annual Return 2013	(0.64%)
Annual Return 2014	3.31%
Annual Return 2015	0.68%
Annual Return 2016	2.76%
Annual Return 2017	2.31%
Annual Return 2018	0.51%
Annual Return 2019	7.19%
Annual Return 2020	7.21%